Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 2,007	$ 1,880
Other comprehensive loss, net of tax:
Net unrealized loss on translation of net investment in foreign operations	(800)	(681)
Net unrealized loss on cash flow hedges	(244)	(103)
Reclassification of net loss on cash flow hedges to net income	95	10
Reclassification of net loss on investments to net income	3
Reclassification of net loss on pensions to net income	7	3
Pension and post-retirement benefits	14	(72)
Other comprehensive loss	(925)	(843)
Comprehensive income	1,082	1,037
Comprehensive loss attributable to non-controlling interests	8	2
Comprehensive income attributable to Magna International Inc.	$ 1,090	$ 1,039